Receivables and Other Assets (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Loans, Notes and Financing Receivables [Line Items]
Accounts and other receivables, net	$ 17,217,000		$ 13,317,000	$ 12,658,000
Tenant note receivable	3,231,000		3,287,000	0
Deferred financing costs, net	11,888,000		11,006,000	8,473,000
Deferred leasing costs, net	11,912,000		10,554,000	7,895,000
Lease inducements, net	751,000		880,000	1,166,000
Straight-line rent receivables, net	42,862,000		39,095,000	29,627,000
Prepaid expenses, deposits, equipment and other	5,010,000		6,831,000	9,281,000
Derivative financial instruments - interest rate swaps	4,418,000		0
Total	97,289,000		84,970,000	69,100,000
Interest rate			9.00%
Amortization expense related to deferred leasing costs	1,158,000	868,000	1,868,000	1,139,000	720,000
Interest expense related to deferred financing costs	2,225,000	2,091,000	3,861,000	3,540,000	2,119,000
Rental income related to lease inducements	100,000	166,000	269,000	165,000	207,000
Receivables and Other Assets, Amortization Expense, Fiscal Year Maturity [Abstract]
2013			5,826,000
2014			4,924,000
2015			4,519,000
2016			2,596,000
2017			1,564,000
Thereafter			3,011,000
Total			22,440,000
Credit Facility And Term Loan Combined
Accounts, Loans, Notes and Financing Receivables [Line Items]
Deferred financing costs			$ 6,400,000